Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED TOTAL RETURN SERIES INC
Prospectus Date	rr_ProspectusDate	Jan. 31, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	FEDERATED TOTAL RETURN BOND FUND

A Portfolio of Federated Total Return Series, Inc.
CLASS A SHARES (TICKER TLRAX)
CLASS B SHARES (TICKER TLRBX)
CLASS C SHARES (TICKER TLRCX)
CLASS R SHARES (TICKER FTRKX)
INSTITUTIONAL SHARES (TICKER FTRBX)
SERVICE SHARES (TICKER FTRFX)
CLASS R6 SHARES (TICKER FTRLX)

SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED JANUARY 31, 2019

The following revisions are effective on August 31, 2019.

1. Please replace the first four sentences in the first paragraph under the summary section entitled “What are the Fund's Main Investment Strategies?” with the following:

“The Fund pursues its investment objective by investing primarily in U.S. dollar denominated, investment-grade, fixed-income securities. In addition, the Fund may invest in high-yield, non-U.S. dollar denominated, and emerging market fixed-income securities when Federated Investment Management Company (the “Adviser”) considers the risk-return prospects of those sectors to be attractive. The Fund may invest up to 25% of its total assets in noninvestment-grade debt securities (otherwise known as “junk bonds” or “leveraged loans”).”

2. Please replace the first two sentences in the third paragraph under the prospectus section entitled “What are the Fund's Investment Strategies?” with the following:

“The Fund may invest up to 25% of its total assets in noninvestment-grade debt securities (otherwise known as “junk bonds” or “leveraged loans”).”
Federated Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	FEDERATED TOTAL RETURN BOND FUND

A Portfolio of Federated Total Return Series, Inc.
CLASS A SHARES (TICKER TLRAX)
CLASS B SHARES (TICKER TLRBX)
CLASS C SHARES (TICKER TLRCX)
CLASS R SHARES (TICKER FTRKX)
INSTITUTIONAL SHARES (TICKER FTRBX)
SERVICE SHARES (TICKER FTRFX)
CLASS R6 SHARES (TICKER FTRLX)

SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED JANUARY 31, 2019

The following revisions are effective on August 31, 2019.

1. Please replace the first four sentences in the first paragraph under the summary section entitled “What are the Fund's Main Investment Strategies?” with the following:

“The Fund pursues its investment objective by investing primarily in U.S. dollar denominated, investment-grade, fixed-income securities. In addition, the Fund may invest in high-yield, non-U.S. dollar denominated, and emerging market fixed-income securities when Federated Investment Management Company (the “Adviser”) considers the risk-return prospects of those sectors to be attractive. The Fund may invest up to 25% of its total assets in noninvestment-grade debt securities (otherwise known as “junk bonds” or “leveraged loans”).”

2. Please replace the first two sentences in the third paragraph under the prospectus section entitled “What are the Fund's Investment Strategies?” with the following:

“The Fund may invest up to 25% of its total assets in noninvestment-grade debt securities (otherwise known as “junk bonds” or “leveraged loans”).”